Report of the directors financial review risk report - Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’ (Details) - GBP (£)
£ in Millions
	Jun. 30, 2023	Dec. 31, 2022
Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	£ 88,708	£ 72,614
Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	15,112	17,109
Gross Loans | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	376,189	360,624
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	89,823	73,717
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Personal
Disclosure of credit risk exposure [line items]
Financial assets	23,403	6,013
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Corporate and Commercial
Disclosure of credit risk exposure [line items]
Financial assets	53,762	55,004
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	12,658	12,700
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	283	21,194
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Personal
Disclosure of credit risk exposure [line items]
Financial assets	224	19,088
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Corporate and Commercial
Disclosure of credit risk exposure [line items]
Financial assets	59	2,064
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	42
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	15,157	17,152
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	144	131
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	104,980	90,869
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	427	21,325
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	105,407	112,194
Impairment allowance | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(1,210)	(1,283)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(1,115)	(1,103)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Personal
Disclosure of credit risk exposure [line items]
Financial assets	(113)	(55)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Corporate and Commercial
Disclosure of credit risk exposure [line items]
Financial assets	(887)	(937)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	(115)	(111)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(44)	(127)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Personal
Disclosure of credit risk exposure [line items]
Financial assets	(34)	(111)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Corporate and Commercial
Disclosure of credit risk exposure [line items]
Financial assets	(10)	(16)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(45)	(43)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(4)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	(1,160)	(1,146)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(45)	(131)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(1,205)	(1,277)
Retail banking operations in France | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	20,852
Retail banking operations in France | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Personal
Disclosure of credit risk exposure [line items]
Financial assets	0	18,835
Retail banking operations in France | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Corporate and Commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	1,975
Retail banking operations in France | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	42
Retail banking operations in France | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail banking operations in France | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	20,852
Retail banking operations in France | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(76)
Retail banking operations in France | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Personal
Disclosure of credit risk exposure [line items]
Financial assets	0	(73)
Retail banking operations in France | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Corporate and Commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	(3)
Retail banking operations in France | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail banking operations in France | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail banking operations in France | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(76)
Other | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	283	342
Other | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Personal
Disclosure of credit risk exposure [line items]
Financial assets	224	253
Other | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Corporate and Commercial
Disclosure of credit risk exposure [line items]
Financial assets	59	89
Other | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Other | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	144	131
Other | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	427	473
Other | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(44)	(51)
Other | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Personal
Disclosure of credit risk exposure [line items]
Financial assets	(34)	(38)
Other | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Corporate and Commercial
Disclosure of credit risk exposure [line items]
Financial assets	(10)	(13)
Other | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Other | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(4)
Other | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	£ (45)	£ (55)